AB Fixed Income Taxable Portfolios [Member] Expense Example - AB Fixed Income Taxable Portfolios [Member] - AB Core Bond Portfolio - AB Core Bond Class Z	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	$ 842